UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/11

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAUL KENDRIGAN
Address: 3 POST OFFICE SQUARE

         BOSTON, MA 02109

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PAUL KENDRIGAN
Title:    CHIEF COMPLIANCE OFFICER
Phone:    617-423-5705
Signature, Place, and Date of Signing:

   PAUL KENDRIGAN  BOSTON, MA    MAy 11, 2011


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      81

Form 13F Information Table Entry Total:       $296,790



List of Other Included Managers:

NONE


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								      FORM 13F INFORMATION TABLE
								VALUE  	 SHARES/	SH/	PUT/	INVSTMT	 OTHER	            VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000) PRN AMT	PRN	CALL	DSCRETN	MANAGERS	 SOLE	 SHARED	 NONE
------------------------------  --------------	---------	-------- -------	---	----	-------	---------	 -----	 -----	 --
3M CO					COM	88579y101	 343 	 3,670 		SH		SOLE			 3,670
ABBOTT LABS				COM	002824100	 464 	 9,452 		SH		SOLE			 9,452
ACCENTURE PLC CL A			COM	g1151c101	 5,465   99,413	 	SH		SOLE			 99,413
AIR PRODUCTS & CHEMICALS INC		COM	009158106	 632 	 7,003 		SH		SOLE			 7,003
APACHE CORP				COM	037411105	 6,058   46,274 	SH		SOLE			 46,274
AT&T INC				COM	00206r102	 5,888 	 192,360 	SH		SOLE			 192,360
AUTOMATIC DATA PROCESSING INC		COM	053015103	 3,019 	 58,837 	SH		SOLE			 58,837
AUTOMATIC DATA PROCESSING INC		COM	053015103	 5 	 100		SH		DEFINED			 100
BANK OF NOVA SCOTIA HALIFAX		COM	064149107	 367 	 6,000 		SH		SOLE			 6,000
BAXTER INTL INC				COM	071813109	 4,511 	 83,894 	SH		SOLE			 83,894
BECTON DICKINSON			COM	075887109	 3,907 	 49,072 	SH		SOLE			 49,072
BIOGEN IDEC INC				COM	09062x103	 345 	 4,692 		SH		SOLE			 4,692
BOEING CO				COM	097023105	 296 	 4,000 		SH		SOLE			 4,000
BRISTOL MYERS SQUIBB CO			COM	110122108	 484 	 18,311 	SH		SOLE			 18,311
CENOVUS ENERGY INC			COM	15135u109	 339 	 8,600 		SH		SOLE			 8,600
CHEVRON CORPORATION			COM	166764100	 937 	 10,396 	SH		SOLE			 10,396
CHEVRON CORPORATION			COM	166764100	 87 	 810		SH		DEFINED			 810
CISCO SYSTEMS INC			COM	17275r102	 3,630 	 211,667 	SH		SOLE			 211,667
CITRIX SYSTEMS INC			COM	177376100	 7,291 	 99,257 	SH		SOLE			 99,257
COCA COLA CO				COM	191216100	 6,136 	 92,506 	SH		SOLE			 92,506
COGNIZANT TECHNOLOGY SOLUTIONS CORP	COM	192446102	 10,199	 125,293 	SH		SOLE			 125,293
COOPER INDUSTRIES PLC			COM	g24140108	 8,837 	 136,168 	SH		SOLE			 136,168
DOW CHEMICAL COMPANY			COM	260543103	 456 	 12,085 	SH		SOLE			 12,085
DU PONT E I DE NEMOURS & CO		COM	263534109	 306 	 5,576	 	SH		SOLE			 5,576
EDWARDS LIFESCIENCES CORP		COM	28176e108	 457 	 5,250	 	SH		SOLE			 5,250
EMERSON ELEC CO				COM	291011104	 4,405 	 75,403 	SH		SOLE			 75,403
EXXONMOBIL CORP				COM	30231g102	 21,478  255,300 	SH		SOLE			 255,300
EXXONMOBIL CORP				COM	30231g102	 67 	 800		SH		DEFINED			 800
FLAMEL TECHNOLOGIES SA SPONS ADR	COM	338488109	 66 	 11,000 	SH		SOLE			 11,000
FREEPORT-MCMORAN COPPER AND GOLD IN	COM	35671d857	 2,883 	 51,900 	SH		SOLE			 51,900
GENERAL ELECTRIC CORP			COM	369604103	 7,883 	 393,154 	SH		SOLE			 393,154
GENERAL ELECTRIC CORP			COM	369604103	 19 	 970		SH		DEFINED			 970
GENERAL MLS INC				COM	370334104	 204 	 5,600	 	SH		SOLE			 5,600
GENUINE PARTS CO			COM	372460105	 4,210 	 78,495 	SH		SOLE			 78,495
GROUNDED POWER INC			COM	su0005151	 100 	 100,000 	SH		SOLE			 100,000
HEINZ H J CO				COM	423074103	 700 	 14,345 	SH		SOLE			 14,345
HEXCEL CORP				COM	428291108	 3,520 	 178,803 	SH		SOLE			 178,803
INTEL CORP				COM	458140100	 2,718 	 134,697 	SH		SOLE			 134,697
INTL. BUSINESS MACHINES CORP		COM	459200101	 6,064 	 37,184 	SH		SOLE			 37,184
ISHARES BARCLAYS TIPS BOND FUND		COM	464287176	 528 	 4,837 		SH		SOLE			 4,837
ISHARES DJ INTL EPAC SELECT DIV INDX	COM	464288448	 5,432 	 151,730 	SH		SOLE			 151,730
ISHARES FTSE CHINA 25 INDEX FUND	COM	464287184	 330 	 7,348	 	SH		SOLE			 7,348
ISHARES KLD 400 SOC SM IND F		COM	464288570	 778 	 16,040 	SH		SOLE			 16,040
ISHARES MSCI EMERGING MKT IN		COM	464287234	 8,590 	 176,491 	SH		SOLE			 176,491
ISHARES MSCI PACIFIC EX-JAPAN INDEX	COM	464286665	 8,253 	 170,825 	SH		SOLE			 170,825
ISHARES S&P 1500 INDEX FUND		COM	464287150	 3,686 	 60,823 	SH		SOLE			 60,823
ISHARES S&P 400 MIDCAP INDEX FUND	COM	464287507	 7,691 	 77,914 	SH		SOLE			 77,914
JARDINE MATHESON UNSPONS ADR		COM	471115402	 310 	 7,015 		SH		SOLE			 7,015
JOHNSON & JOHNSON			COM	478160104	 9,260 	 156,295 	SH		SOLE			 156,295
JOHNSON CONTROLS INC			COM	478366107	 6,270 	 150,821 	SH		SOLE			 150,821
JP MORGAN CHASE & CO			COM	46625h100	 6,353 	 137,818 	SH		SOLE			 137,818
MICROSOFT CORP				COM	594918104	 6,794 	 267,579 	SH		SOLE			 267,579
NESTLE SA SPONS ADR			COM	641069406	 4,678 	 81,386 	SH		SOLE			 81,386
NEXTERA ENERGY INC			COM	65339f101	 4,829 	 87,613 	SH		SOLE			 87,613
NIKE INC-CLASS B			COM	654106103	 4,672 	 61,723 	SH		SOLE			 61,723
PEPSICO INC				COM	713448108	 7,062 	 109,648 	SH		SOLE			 109,648
PEPSICO INC				COM	713448108	 6 	 100		SH		DEFINED			 100
PFIZER INC				COM	717081103	 526 	 25,883 	SH		SOLE			 25,883
PFIZER INC				COM	717081103	 40 	 1992		SH		DEFINED			 1992
PPG INDUSTRIES INC			COM	693506107	 286 	 3,000 		SH		SOLE			 3,000
PRAXAIR INC				COM	74005p104	 5,592 	 55,035 	SH		SOLE			 55,035
PROCTER & GAMBLE CO			COM	742718109	 19,096  310,016 	SH		SOLE			 310,016
QUALCOMM INC				COM	747525103	 330 	 6,017 		SH		SOLE			 6,017
ROYAL BANK OF CANADA			COM	780087102	 347 	 5,600 		SH		SOLE			 5,600
SCHLUMBERGER LTD			COM	806857108	 5,151 	 55,228 	SH		SOLE			 55,228
STAPLES INC				COM	855030102	 5,040 	 259,562 	SH		SOLE			 259,562
STATE STREET CORP			COM	857477103	 551 	 12,253 	SH		SOLE			 12,253
STRYKER CORPORATION			COM	863667101	 312 	 5,135 		SH		SOLE			 5,135
TEVA PHARMACEUTICAL INDS SPONS ADR	COM	881624209	 4,18 	 83,461 	SH		SOLE			 83,461
THERMO FISHER SCIENTIFIC INC		COM	883556102	 3,586 	 64,551 	SH		SOLE			 64,551
TRAVELERS COMPANIES INC			COM	89417e109	 4,616 	 77,613 	SH		SOLE			 77,613
UNION PAC CORP				COM	907818108	 4,261 	 43,338 	SH		SOLE			 43,338
UNITED TECHNOLOGIES CORP		COM	913017109	 6,263 	 73,992 	SH		SOLE			 73,992
US BANCORP NEW				COM	902973304	 5,280 	 199,790 	SH		SOLE			 199,790
VANGUARD DIVIDEND APPREC ETF		COM	921908844	 2,145 	 38,649 	SH		SOLE			 38,649
VERIZON COMMUNICATIONS			COM	92343v104	 6,189 	 160,586 	SH		SOLE			 160,586
WALGREEN CO				COM	931422109	 332 	 8,275 		SH		SOLE			 8,275
WASTE MANAGEMENT INC			COM	94106l109	 4,677 	 125,245 	SH		SOLE			 125,245
WELLS FARGO & CO			COM	949746101	 538 	 16,965 	SH		SOLE			 16,965
WEYERHAEUSER CO				COM	962166104	 494 	 20,067 	SH		SOLE			 20,067
YUM BRANDS INC				COM	988498101	 6,337 	 123,334 	SH		SOLE			 123,334
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